Business Segment and Geographical Information	12 Months Ended
Dec. 31, 2014
Business Segment and Geographical Information
17. Business Segment and Geographical Information

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution. The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer, Chief Financial Officer and Chief Operating Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information.

Revenues are allocated to individual entities based on where the work is performed in accordance with the Company’s global transfer pricing model. Revenues and income from operations in Ireland are a function of this transfer pricing model.

Given ICON Clinical Research Limited (“ICON Ireland”) role in the development and management of the group, it’s ownership of key intellectual property, customer relationships, its key role in the mitigation of risks faced by the group, plus the responsibility for maintaining the group’s global network, ICON Ireland acts as the group entrepreneur and enters into the majority of the Company’s customer contracts. As such, ICON Ireland remunerates most of the other operating entities (“cost plus service providers”) in the ICON Group on the basis of a guaranteed cost plus mark up for the services they perform in each of their local territories.

The cost plus mark up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities in the various geographical areas that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The cost plus mark-up policy is reviewed annually to ensure that it is market appropriate.

Under this method, the residual operating profits (or losses) of the group, once the cost plus service providers have been paid their respective intercompany service fee, generally fall to be retained by ICON Ireland. The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The revenues disclosed as relating to Ireland are the net revenues after deducting the cost plus revenues attributable to the activities performed outside Ireland.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Turkey, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Switzerland, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Business segment and geographical information as at December 31, 2014 and December 31, 2013 and for the years ended December 31, 2014, December 31, 2013 and December 31, 2012 is as follows:

a) The distribution of net revenue by geographical area was as follows:
	Year ended
	December	December	December
	2014	2013	2012
		(in thousands)
Ireland	$360,376	$272,683	$171,977
Rest of Europe	372,634	333,543	338,537
U.S.	605,815	582,250	471,700
Other	164,491	147,582	132,792
Total	$1,503,316	$1,336,058	$1,115,006
b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:
	Year ended
	December	December	December
	2014	2013	2012
		(in thousands)
Ireland	$138,185	$81,811	$9,659
Rest of Europe	14,481	2,831	29,240
U.S.	39,058	29,472	21,036
Other	10,626	7,053	8,082
Total	$202,350	$121,167	$68,017

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Ireland	$138,185	$82,867	$11,733
Rest of Europe	23,277	6,269	29,786
U.S.	39,058	33,564	23,687
Other	10,626	7,500	8,447
Total	$211,146	$130,200	$73,653
d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2014	2013
	(in thousands)
Ireland	$95,574	$103,868
Rest of Europe	10,419	14,630
U.S.	33,978	33,947
Other	8,214	8,385
Total	$148,185	$160,830

e) The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Ireland	$20,731	$19,826	$17,885
Rest of Europe	7,478	6,595	7,211
U.S.	20,491	16,233	13,865
Other	3,842	3,860	3,862
Total	$52,542	$46,514	$42,823

f) The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2014	2013
	(in thousands)
Ireland	$495,747	$581,568
Rest of Europe	324,086	321,661
U.S.	648,559	486,232
Other	60,458	52,999
Total	$1,528,850	$1,442,460
g) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Ireland	$15,117	$3,976	$12,406
Rest of Europe	2,278	1,887	2,506
U.S.	12,224	20,842	13,389
Other	3,160	2,783	4,725
Total	$32,779	$29,488	$33,026
h) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.
	Year ended
	December		December	December
	2014		2013	2012

Client A	31%		26%	18%
Client B	-	*	10%	12%

* Net revenue did not exceed 10%.

i) The distribution of interest income by geographical area was as follows:

	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Ireland	$284	$355	$464
Rest of Europe	798	501	661
U.S.	-	-	3
Other	69	130	23
Total	$1,151	$986	$1,151

j) The distribution of the tax charge by geographical area was as follows:

	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Ireland	$18,384	$11,073	$1,216
Rest of Europe	2,855	(7)	3,298
U.S.	4,860	5,072	3,669
Other	4,149	1,915	3,618
Total	$30,248	$18,053	$11,801